RidgeWorth International Equity Fund
INTERNATIONAL EQUITY FUND Summary Section A Shares and I Shares
Investment Objective
The International Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 38 of the Fund’s prospectus and Rights of Accumulation on page 75 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth International Equity Fund	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth International Equity Fund		A Shares	I Shares
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		0.30%	none
Other Expenses	[1]	0.38%	0.45%
Total Annual Fund Operating Expenses		1.58%	1.35%
Fee Waivers and/or Expense Reimbursements	[2]	(0.01%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		1.57%	1.35%
[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2015, in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.57% and 1.37% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	726	1,044	1,385	2,345
I Shares	137	428	739	1,624

Expense Example, No Redemption RidgeWorth International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	726	1,044	1,385	2,345
I Shares	137	428	739	1,624

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of foreign companies. The Fund’s investments are diversified among at least three foreign countries. The Fund may also invest in exchange-traded funds (“ETFs”). The Fund invests primarily in developed countries, but may invest in countries with emerging markets.

In selecting investments for purchase and sale, Certium Asset Management LLC (“Certium” or the “Subadviser”) seeks to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Subadviser’s goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.

Foreign Securities and Companies Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Large-Capitalization Companies Risk: Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Small-Capitalization Companies Risk: Small-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of mid- or large-capitalization companies. Small-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
This bar chart shows changes in the performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2014 was 2.93%.

Best Quarter	Worst Quarter
30.56%	-25.93%
(6/30/2009)	(12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2013)
Average Annual Total Returns RidgeWorth International Equity Fund	1 Year	5 Years	10 Years
A Shares	20.92%	14.75%	6.33%
I Shares	20.91%	15.05%	6.62%
I Shares Returns After Taxes on Distributions	15.77%	13.75%	5.55%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	12.11%	11.69%	5.23%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	22.78%	12.44%	6.91%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.